PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2014	2015
Computer equipment	117,458,085	121,225,873
Furniture and office equipment	12,505,340	11,668,389
Leasehold improvements	16,048,983	16,208,551
Purchased software	33,642,596	30,332,813
Capitalized software development costs	116,453,129	140,123,147
Software development projects in progress	3,210,531	225,340
Less: accumulated depreciation	(186,963,027)	(220,983,909)
Property and equipment, net	112,355,637	98,800,204